Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value (Narrative) (Details) - CAD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Carrying value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 29.7	$ 28.6
Estimated fair value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 27.9	$ 25.8